Consolidated Statements of Changes in Equity (Deficit) - USD ($) $ in Thousands	Share capital and premium	Reserve from share-based payment transactions	Warrants	Transactions with non- controlling interests	Foreign currency translation reserve	Accumulated deficit	Total	Non- controlling interests	Total
Balance at Dec. 31, 2022	$ 58,592	$ 5,180	$ 5,190	$ 559	$ 497	$ (63,569)	$ 6,449		$ 6,449
Income (loss)						(2,880)	(2,880)	(52)	(2,932)
Issuance of share capital in respect of investment in affiliate	288						288		288
Sales of minority interest in subsidiary				153			153	2,734	2,887
Issuance of shares, net of issuance expenses	(45)						(45)		(45)
Cost of share-based payment	63	68					131		131
Balance at Jun. 30, 2023	58,898	5,248	5,190	712	497	(66,449)	4,096	2,682	6,778
Balance at Dec. 31, 2022	58,592	5,180	5,190	559	497	(63,569)	6,449		6,449
Income (loss)						(5,122)	(5,122)	(761)	(5,883)
Issuance of share capital in respect of investment in affiliate	288						288		288
Sales of minority interest in subsidiary				251			251	2,734	2,985
Issuance of shares, net of issuance expenses	5,552						5,552		5,552
Cost of share-based payment	94	102					196		196
Balance at Dec. 31, 2023	64,526	5,282	5,190	810	497	(68,691)	7,614	1,973	9,587
Income (loss)						(3,442)	(3,442)	(237)	(3,679)
Issuance of shares, net of issuance expenses	2,722						2,722		2,722
Cost of share-based payment	10	16					26		26
Balance at Jun. 30, 2024	$ 67,258	$ 5,298	$ 5,190	$ 810	$ 497	$ (72,133)	$ 6,920	$ 1,736	$ 8,656